Related Party Transactions - Valetudo Loans (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 01, 2025	Apr. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Dec. 01, 2022
Related Party Transactions
Amount borrowed			$ 1,442,500		$ 1,442,500	$ 19,973,000
Repayment of debt					1,300,000
Accrued interest, related parties			222,558		203,921	955,119
Related party
Related Party Transactions
Amount borrowed			1,442,500		1,442,500	19,973,000
Related party | Valetudo Loan
Related Party Transactions
Amount borrowed			450,000	$ 450,000	450,000	2,800,000
Related party | Valetudo Loan | Maximum
Related Party Transactions
Interest expense relating to loan			3,750	$ 24,000	42,208	96,484
Related party | Valetudo Loan | Valetudo Therapeutics LLC
Related Party Transactions
Accrued interest, related parties			117,058		113,308	115,328
Related party | Valetudo December 2022 Loan
Related Party Transactions
Amount borrowed												$ 700,000
Repayment of membership interest												$ 700,000
Repayment of debt	$ 700,000
Related party | Valetudo June 2023 Loans
Related Party Transactions
Amount borrowed			200,000		200,000	500,000
Related party | Valetudo June 2023 Loan One
Related Party Transactions
Amount borrowed											$ 300,000
Repayment of debt	$ 300,000
Related party | Valetudo June 2023 Loan Two
Related Party Transactions
Amount borrowed											$ 200,000
Related party | Valetudo July 2023 Loan
Related Party Transactions
Amount borrowed			$ 250,000		$ 250,000	250,000				$ 250,000
Interest rate										6.00%
Related party | Valetudo August 2023 Loans
Related Party Transactions
Amount borrowed						400,000
Interest rate									6.00%
Conversion of outstanding principal		$ 400,000
Related party | Valetudo August 2023 Loan One
Related Party Transactions
Amount borrowed									$ 250,000
Related party | Valetudo August 2023 Loan Two
Related Party Transactions
Amount borrowed									$ 150,000
Related party | Valetudo November 2023 Loan
Related Party Transactions
Amount borrowed						200,000		$ 200,000
Interest rate								6.00%
Conversion of outstanding principal		200,000
Related party | Valetudo January 2024 Loans
Related Party Transactions
Amount borrowed						$ 750,000
Interest rate							6.00%
Conversion of outstanding principal		$ 750,000
Related party | Valetudo January 2024 Loan One
Related Party Transactions
Amount borrowed							$ 600,000
Related party | Valetudo January 2024 Loan Two
Related Party Transactions
Amount borrowed							$ 150,000